EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,218.6	$ 1,071.2
Share-based payments, net of equity swap	42.7	46.7
Post-employment benefits – defined benefit plans	40.0	38.4
Post-employment benefits – defined contribution plans	19.2	17.2
Termination benefits	4.4	4.3
Total employee compensation expense	$ 1,324.9	$ 1,177.8